Pioneer Flexible Opportunities Fund

Schedule of Investments | January 31, 2021

Ticker Symbols: Class A PMARX Class C PRRCX Class K FLEKX Class R MUARX Class Y PMYRX

Schedule of Investments | 1/31/21 (Consolidated) (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS – 89.1% of Net Assets
		COMMON STOCKS - 79.1% of Net Assets
		Aerospace & Defense - 3.3%
	10,641(a)	Airbus SE	$1,074,128
	19,054	Curtiss-Wright Corp.	1,977,615
	27,036	Raytheon Technologies Corp.	1,804,112
	69,279	Spirit AeroSystems Holdings, Inc.	2,346,480
	7,378(a)	Teledyne Technologies, Inc.	2,634,020
	24,848	Thales SA	2,236,292
		Total Aerospace & Defense	$12,072,647
		Air Freight & Logistics - 0.3%
	32,516	ZTO Express Cayman, Inc. (A.D.R.)	$1,075,629
		Total Air Freight & Logistics	$1,075,629
		Auto Components - 0.7%
	3,107(a)	Hyundai Mobis Co., Ltd.	$ 882,248
	618,000	Xinyi Glass Holdings, Ltd.	1,498,530
		Total Auto Components	$2,380,778
		Automobiles - 1.3%
	8,555	Bayerische Motoren Werke AG	$ 726,659
	828,000	Geely Automobile Holdings, Ltd.	3,027,627
	20,700	Honda Motor Co., Ltd.	546,380
	7,800	Toyota Motor Corp.	543,658
		Total Automobiles	$4,844,324
		Banks - 4.2%
	259,330	Bank for Foreign Trade of Vietnam JSC	$1,046,366
	37,365(a)	BAWAG Group AG (144A)	1,634,711
	190,500	China Merchants Bank Co., Ltd., Class H	1,463,173
	157,502(a)	FinecoBank Banca Fineco S.p.A.	2,460,275
	20,038	JPMorgan Chase & Co.	2,578,289
	49,789	KB Financial Group, Inc.	1,794,503
	2,730,000	Postal Savings Bank of China Co., Ltd., Class H (144A)	1,950,704
	169,691	Sberbank of Russia PJSC (A.D.R.)	2,326,464
		Total Banks	$15,254,485
		Capital Markets - 3.3%
	58,306	AllianceBernstein Holding LP	$2,061,117
	1,556	BlackRock, Inc.	1,091,161
	63,159	Lazard, Ltd.	2,602,151
	16,037	Macquarie Group, Ltd.	1,610,369
	50,348	Morgan Stanley	3,375,833
	86,541	UBS Group AG	1,251,154
		Total Capital Markets	$11,991,785
		Chemicals - 1.2%
	6,853	Air Products & Chemicals, Inc.	$1,828,106
	65,939	Mosaic Co.	1,711,777
	2,574,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	571,026
	1,260	SK Materials Co., Ltd.	345,726
		Total Chemicals	$4,456,635
		Commercial Services & Supplies - 2.0%
	590,500	A-Living Smart City Services Co., Ltd., Class H (144A)	$2,578,087
	15,959	Republic Services, Inc.	1,444,609
	754,000(a)	S-Enjoy Service Group Co., Ltd.	1,954,728
	12,969	Waste Management, Inc.	1,443,709
		Total Commercial Services & Supplies	$7,421,133
		Construction & Engineering - 0.1%
	355,043	IRB Infrastructure Developers, Ltd.	$ 524,344
		Total Construction & Engineering	$ 524,344
		Construction Materials - 0.2%
	35,897	Buzzi Unicem S.p.A.	$ 885,413
		Total Construction Materials	$ 885,413
		Consumer Discretionary - 0.4%
	2,318,000	China New Higher Education Group, Ltd. (144A)	$1,542,702
		Total Consumer Discretionary	$1,542,702
		Diversified Consumer Services - 0.7%
	728,000	China Education Group Holdings, Ltd.	$1,530,517
	1,280,000	China Yuhua Education Corp., Ltd. (144A)	1,122,633
		Total Diversified Consumer Services	$2,653,150
		Diversified Financial Services - 0.2%
	7,405	Wendel SE	$ 855,288
		Total Diversified Financial Services	$ 855,288
		Electric Utilities - 2.5%
	55,983	Endesa SA	$1,433,141
	380,651	Enel S.p.A.	3,782,807
	279,941	Iberdrola SA	3,798,856
		Total Electric Utilities	$9,014,804
		Electrical Equipment - 0.4%
	125,000	Bizlink Holding, Inc.	$1,385,616
		Total Electrical Equipment	$1,385,616
	Shares		Value
		Electronic Equipment, Instruments & Components - 0.7%
	1,400	Keyence Corp.	$ 750,427
	1,056	Samsung SDI Co., Ltd.	693,212
	5,200	TDK Corp.	838,077
	17,000	Yageo Corp.	348,363
		Total Electronic Equipment, Instruments & Components	$2,630,079
		Equity Real Estate Investment Trusts (REITs) - 2.8%
	161,400	Ascendas Real Estate Investment Trust	$ 374,176
	1,416,182	Frasers Logistics & Commercial Trust	1,534,983
	1,318	GLP J-Reit	2,111,619
	13,101	Healthcare Trust of America, Inc.	370,103
	12,489	Healthpeak Properties, Inc.	370,299
	884	Industrial & Infrastructure Fund Investment Corp.	1,588,474
	689	Kenedix Residential Next Investment Corp.	1,197,946
	37,655	Ryman Hospitality Properties, Inc.	2,441,927
		Total Equity Real Estate Investment Trusts (REITs)	$9,989,527
		Food & Staples Retailing - 1.5%
	8,451	E-MART, Inc.	$1,239,532
	21,000	Seven & i Holdings Co., Ltd.	794,204
	14,068	Walmart, Inc.	1,976,413
	41,341	X5 Retail Group NV (G.D.R.)	1,462,645
		Total Food & Staples Retailing	$5,472,794
		Food Products - 2.0%
	47,883	Archer-Daniels-Midland Co.	$2,394,629
	1,048,000	China Feihe, Ltd.(144A)	3,135,944
	46,508	Kraft Heinz Co.	1,558,483
		Total Food Products	$7,089,056
		Gas Utilities - 1.3%
	211,463	Italgas S.p.A.	$1,270,473
	686,922	Snam S.p.A.	3,606,990
		Total Gas Utilities	$4,877,463
		Health Care - 0.5%
	7,705(a)	Laboratory Corp. of America Holdings	$1,763,752
		Total Health Care	$1,763,752
		Health Care Equipment & Supplies - 2.7%
	12,247	Abbott Laboratories	$1,513,607
	15,075	Danaher Corp.	3,585,438
	5,347(a)	IDEXX Laboratories, Inc.	2,559,502
	8,006	Medtronic Plc	891,308
	4,801	Stryker Corp.	1,061,069
		Total Health Care Equipment & Supplies	$9,610,924
		Health Care Providers & Services - 1.0%
	5,063	Humana, Inc.	$1,939,686
	4,915	UnitedHealth Group, Inc.	1,639,546
		Total Health Care Providers & Services	$3,579,232
		Hotels, Restaurants & Leisure - 1.5%
	68,271	Cedar Fair LP	$2,737,667
	76,565	Six Flags Entertainment Corp.	2,618,523
		Total Hotels, Restaurants & Leisure	$5,356,190
		Household Durables - 0.7%
	71,350	Persimmon Plc	$2,494,591
		Total Household Durables	$2,494,591
		Independent Power & Renewable Electricity Producers - 0.9%
	120,281	EDP Renovaveis SA	$3,290,742
		Total Independent Power & Renewable Electricity Producers	$3,290,742
		Industrial Conglomerates - 1.3%
	12,722	Honeywell International, Inc.	$2,485,497
	14,151	Siemens AG	2,196,564
		Total Industrial Conglomerates	$4,682,061
		Industrials - 0.6%
	6,885	Teleperformance	$2,257,042
		Total Industrials	$2,257,042
		Information Technology - 2.2%
	6,654	Lam Research Corp.	$3,220,203
	33,378	Samsung Electronics Co., Ltd.	2,447,822
	20,567	SK Hynix, Inc.	2,253,268
		Total Information Technology	$7,921,293
		Insurance - 4.2%
	12,827	Allianz SE	$2,902,691
	69,362	ASR Nederland NV	2,686,178
	57,966(a)	HDFC Life Insurance Co., Ltd. (144A)	540,851
	93,679	NN Group NV	3,898,402
	322,355	Poste Italiane S.p.A. (144A)	3,158,501
	3,347	Swiss Life Holding AG	1,529,273
	1,295	Zurich Insurance Group AG	517,971
		Total Insurance	$15,233,867
	Shares		Value
		Interactive Media & Services - 0.6%
	7,172	NAVER Corp.	$2,200,088
		Total Interactive Media & Services	$2,200,088
		Internet & Direct Marketing Retail - 1.1%
	7,532(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$1,911,848
	8,249(a)	Dada Nexus, Ltd. (A.D.R.)	341,014
	6,044(a)	JD.com, Inc. (A.D.R.)	536,042
	29,200(a)	Meituan Dianping, Class B	1,340,009
		Total Internet & Direct Marketing Retail	$4,128,913
		IT Services - 2.3%
	29,564	Booz Allen Hamilton Holding Corp.	$2,517,966
	23,193	Leidos Holdings, Inc.	2,459,849
	34,521	Science Applications International Corp.	3,315,052
		Total IT Services	$8,292,867
		Leisure Products - 0.7%
	92,194	Callaway Golf Co.	$2,571,291
		Total Leisure Products	$2,571,291
		Life Sciences Tools & Services - 3.2%
	33,872	Agilent Technologies, Inc.	$4,070,398
	9,582(a)	Charles River Laboratories International, Inc.	2,482,217
	9,739	Thermo Fisher Scientific, Inc.	4,963,969
		Total Life Sciences Tools & Services	$11,516,584
		Machinery - 2.0%
	69,000	Airtac International Group	$2,463,318
	26,105(a)	Doosan Bobcat, Inc.	708,579
	8,500	FANUC Corp.	2,220,867
	129,000	Hiwin Technologies Corp.	1,823,712
		Total Machinery	$7,216,476
		Materials - 0.5%
	2,489	Sherwin-Williams Co.	$1,721,890
		Total Materials	$1,721,890
		Media - 0.7%
	108,814	Echo Marketing, Inc.	$2,695,692
		Total Media	$2,695,692
		Metals & Mining - 1.9%
	24,762	Anglo American Platinum, Ltd.	$2,480,867
	50,389	MMC Norilsk Nickel PJSC (A.D.R.)	1,628,068
	141,692	Teck Resources, Ltd., Class B	2,590,130
		Total Metals & Mining	$6,699,065
		Mortgage Real Estate Investment Trusts (REITs) - 8.4%
	320,638	AGNC Investment Corp.	$5,001,953
	528,448	Annaly Capital Management, Inc.	4,290,998
	239,887	New Residential Investment Corp.	2,252,539
	313,871	PennyMac Mortgage Investment Trust	5,414,275
	554,348	Redwood Trust, Inc.	4,756,306
	230,990	Starwood Property Trust, Inc.	4,333,372
	731,607	Two Harbors Investment Corp.	4,440,854
		Total Mortgage Real Estate Investment Trusts (REITs)	$30,490,297
		Multi-Utilities - 0.3%
	25,605	RWE AG	$1,101,574
		Total Multi-Utilities	$1,101,574
		Oil, Gas & Consumable Fuels - 0.9%
	32,878	LUKOIL PJSC (A.D.R.)	$2,348,475
	20,683	TOTAL SE	875,643
		Total Oil, Gas & Consumable Fuels	$3,224,118
		Pharmaceuticals - 1.1%
	92,400	Astellas Pharma, Inc.	$1,493,168
	2,214	Johnson & Johnson	361,170
	492(a)	Samsung Biologics Co., Ltd. (144A)	348,935
	11,219	Zoetis, Inc.	1,730,531
		Total Pharmaceuticals	$3,933,804
		Real Estate Management & Development - 1.6%
	305,800	Ascendas India Trust	$ 347,565
	318(a)	KWG Living Group Holdings, Ltd.	335
	98,000	Longfor Group Holdings, Ltd. (144A)	554,261
	17,600	Nomura Real Estate Holdings, Inc.	392,213
	96,326	Prestige Estates Projects, Ltd.	354,325
	27,500	Sun Hung Kai Properties, Ltd.	375,974
	180,400	UOL Group, Ltd.	993,962
	40,838	Vonovia SE	2,732,005
		Total Real Estate Management & Development	$5,750,640
		Road & Rail - 0.6%
	24,631	CSX Corp.	$2,112,231
		Total Road & Rail	$2,112,231
		Semiconductors & Semiconductor Equipment - 1.8%
	22,800	Advantest Corp.	$1,804,669
	46,000	MediaTek, Inc.	1,436,936
	34,100(a)	Renesas Electronics Corp.	390,700
	Shares		Value
		Semiconductors & Semiconductor Equipment - (continued)
	109,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$2,299,775
	1,800	Tokyo Electron, Ltd.	684,184
		Total Semiconductors & Semiconductor Equipment	$6,616,264
		Software - 1.9%
	16,213	Microsoft Corp.	$3,760,767
	17,911	Oracle Corp.	1,082,362
	14,640(a)	Zendesk, Inc.	2,111,674
		Total Software	$6,954,803
		Specialty Retail - 3.0%
	832,000	China Meidong Auto Holdings, Ltd.	$2,800,805
	1,103,500	China Yongda Automobiles Services Holdings, Ltd.	1,548,532
	4,824	Home Depot, Inc.	1,306,436
	16,949	Lowe's Cos., Inc.	2,827,941
	378,000	Zhongsheng Group Holdings, Ltd.	2,220,747
		Total Specialty Retail	$10,704,461
		Textiles, Apparel & Luxury Goods - 0.2%
	24,397	Wolverine World Wide, Inc.	$ 698,730
		Total Textiles, Apparel & Luxury Goods	$ 698,730
		Thrifts & Mortgage Finance - 0.8%
	46,757	PennyMac Financial Services, Inc.	$2,711,906
		Total Thrifts & Mortgage Finance	$2,711,906
		Trading Companies & Distributors - 0.1%
	14,300	Mitsubishi Corp.	$ 361,477
		Total Trading Companies & Distributors	$ 361,477
		Utilities - 0.3%
	668,165	A2A S.p.A.	$1,086,273
		Total Utilities	$1,086,273
		Wireless Telecommunication Services - 0.4%
	194,000	Bharti Airtel, Ltd.	$1,470,485
		Total Wireless Telecommunication Services	$1,470,485
		TOTAL COMMON STOCKS
		(Cost $245,989,340)	$286,867,275
		PREFERRED STOCK - 0.0%† of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.0%†
	204^(a)	Wheeler Real Estate Investment Trust, Inc.	$ 86,518
		Total Equity Real Estate Investment Trusts (REITs)	$ 86,518
		TOTAL PREFERRED STOCK
		(Cost $195,245)	$ 86,518
	Principal Amount USD ($)
		CORPORATE BONDS - 2.9% of Net Assets
		Banks - 0.5%
	1,588,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	$1,782,530
		Total Banks	$1,782,530
		Mining - 0.9%
	1,505,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	$1,824,813
	1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	1,320,509
		Total Mining	$3,145,322
		Telecommunications - 1.5%
	4,400,000	Lumen Technologies, Inc., 7.65%, 3/15/42	$5,448,080
		Total Telecommunications	$5,448,080
		TOTAL CORPORATE BONDS
		(Cost $8,232,985)	$10,375,932
		FOREIGN GOVERNMENT BONDS - 0.7% of Net Assets
		Russia - 0.7%
RUB	93,153,000	Russian Federal Bond - OFZ, 7.7%, 3/16/39	$1,361,813
RUB	92,617,000	Russian Federal Bond - OFZ, 8.15%, 2/3/27	1,370,545
		Total Russia	$2,732,358
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $2,711,922)	$2,732,358
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.4% of Net Assets
	5,000,000(d)	U.S. Treasury Bills, 2/4/21	$4,999,981
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $4,999,967)	$4,999,981
	Shares
		INVESTMENT COMPANIES - 4.6% of Net Assets
	18,731(a)(e)	Aberdeen Standard Physical Palladium Shares ETF	$3,902,978
SGD	154,560	CSOP FTSE Chinese Government Bond Index ETF	1,625,233
	147,722	ETFMG Prime Cyber Security ETF	8,838,207
	125,057	VanEck Vectors Vietnam ETF	2,115,965
		TOTAL INVESTMENT COMPANIES
		(Cost $13,176,593)	$16,482,383
	Shares		Value
		RIGHT/WARRANT - 0.0%† of Net Assets
		Energy - 0.0%†
EUR	279,941(a)	Iberdrola SA, 01/26/21	$ 58,010
		Total Energy	$ 58,010
		TOTAL RIGHT/WARRANT
		(Cost $57,221)	$ 58,010

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date
	EXCHANGE-TRADED CALL OPTION PURCHASED - 0.2%
5,000	Helmerich Payne	Citibank NA	USD	1,196,621	USD	30	6/18/21	$ 887,500
	TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
	(Premiums paid $1,196,621)							$ 887,500
	OVER THE COUNTER (OTC) CALL OPTION PURCHASED - 0.1%
831,545	MSCI China ETF	Citibank NA	HKD	545,937	HKD	124	4/29/21	$ 207,835
	TOTAL OVER THE COUNTER (OTC) CALL OPTION PURCHASED
	(Premiums paid $545,937)							$ 207,835
	OVER THE COUNTER (OTC) PUT OPTION PURCHASED - 0.1%
673,924	iShares iBoxx	Citibank NA	USD	649,999	USD	85	3/19/21	$ 523,484
	TOTAL OVER THE COUNTER (OTC) PUT OPTION PURCHASED
	(Premiums paid $649,999)							$ 523,484
	TOTAL OPTIONS PURCHASED
	(Premiums paid $2,392,557)							$1,618,819
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 89.1%
	(Cost $277,755,830)							$323,221,276
	OTHER ASSETS AND LIABILITIES - 10.9%							$39,770,950
	NET ASSETS - 100.0%							$362,992,226

bps LIBOR	Basis Points. London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2021, the value of these securities amounted to $20,174,672, or 5.6% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.

†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2021.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.

FUTURES CONTRACTS

CURRENCY FUTURES CONTRACT

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
171	Euro FX	3/15/21	$26,004,481	$25,955,662	$48,819

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
221	Euro Stoxx 50	3/19/21	$9,603,990	$9,325,501	$278,489
TOTAL FUTURES CONTRACTS			$(35,608,471)	$(35,281,163)	$327,308

SWAP CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACTS - SELL PROTECTION
Notional Amount(1)	Counterprty	Obligation Reference /Index	Pay/ Receive(2)	Coupon	Expiration Date	Net Unrealized Appreciation (Depreciation)	Market Value
5,722,351	Citibank NA	Citibank Total Return Index*	Pay	3M LIBOR + 3bps	8/10/21	$ (328,829)	$ (328,829)
8,340,654	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	9/15/21	201,015	201,015
3,454,136	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	11/24/21	175,281	175,281
TOTAL SWAPS CONTRACTS						$ 47,467	$ 47,467

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.
EUR	-	Euro
HKD	-	Hong Kong Dollar
RUB	-	Russian Ruble
SGD	-	Singapore Dollar

* The following table shows the individual positions and related values of the securities underlying each total return swap with Citibank, as of January 31, 2021.

Index Description	Shares	Value	% of basket
Hilton Worldwide Holdings Inc.	779	$ (81,011)	24.64%
Marriott International, Inc.	665	(77,334)	23.51%
Ryman Hospitality Properties Inc.	1,331	(86,312)	26.25%
Wyndham Destinations Inc.	1,903	(84,172)	25.60%
Totals		$ (328,829)	100.00%

* The following table shows the individual positions and related values of the securities underlying each total return swap with Goldman Sachs International, as of January 31, 2021.

Index Description	Shares	Value	% of basket
AbbVie Inc	84	$ 8,598	2.29%
AES Corp/The	489	11,931	3.17%
American Airlines Group Inc	130	2,229	0.59%
American International Group Inc	91	3,401	0.90%
Ameriprise Financial Inc	43	8,562	2.28%
AmerisourceBergen Corp	67	7,026	1.87%
Apple Inc	154	20,330	5.40%
Applied Materials Inc	136	13,171	3.50%
Archer-Daniels-Midland Co	121	6,048	1.61%
Assurant Inc	57	7,788	2.07%
Boeing Co/The	30	5,813	1.54%
Capital One Financial Corp	69	7,176	1.91%
Capri Holdings Ltd	148	6,174	1.64%
Cigna Corp	22	4,765	1.27%
Corning Inc	192	6,879	1.83%
DENTSPLY SIRONA Inc	87	4,680	1.24%
Discover Financial Services	88	7,384	1.96%
eBay Inc	166	9,358	2.49%
Equity Residential	86	5,281	1.40%
F5 Networks Inc	43	8,395	2.23%
General Electric Co	191	2,038	0.54%
Gilead Sciences Inc	81	5,294	1.41%
HCA Healthcare Inc	66	10,675	2.84%
HP Inc	294	7,155	1.90%
Lumen Technologies Inc	216	2,668	0.71%
LyondellBasell Industries NV	65	5,598	1.49%
McDonald's Corp	40	8,218	2.18%
Monster Beverage Corp	122	10,586	2.81%
Motorola Solutions Inc	64	10,783	2.87%
Navient Corp	364	4,097	1.09%
NetApp Inc	139	9,224	2.45%
NRG Energy Inc	327	13,556	3.60%
ONEOK Inc	105	4,189	1.11%
Procter & Gamble Co/The	63	8,123	2.16%
PulteGroup Inc	244	10,616	2.82%
Qorvo Inc	81	13,897	3.69%
Quest Diagnostics Inc	52	6,772	1.80%
Seagate Technology PLC	131	8,683	2.31%
Sysco Corp	105	7,483	1.99%
Target Corp	99	17,946	4.77%
TransDigm Group Inc	22	12,405	3.30%
Tyson Foods Inc	86	5,537	1.47%
United Airlines Holdings Inc	79	3,151	0.84%
Valero Energy Corp	86	4,832	1.28%
ViacomCBS Inc	83	4,031	1.07%
Western Union Co/The	279	6,204	1.65%
Westinghouse Air Brake Technologies Corp	1	76	0.02%
Weyerhaeuser Co	163	5,095	1.35%
Williams Cos Inc/The	181	3,835	1.02%
Yum! Brands Inc	84	8,540	2.27%
Totals		$ 376,296	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Food & Staples Retailing	$4,010,149	$1,462,645	$–	$5,472,794
All Other Common Stocks	281,394,481	–	–	281,394,481
Preferred Stock	–	–	86,518	86,518
Corporate Bonds	–	10,375,932	–	10,375,932
Foreign Government Bonds	–	2,732,358	–	2,732,358
U.S. Government and Agency Obligation	–	4,999,981	–	4,999,981
Investment Companies	16,482,383	–	–	16,482,383
Right/Warrant	–	58,010	–	58,010
Exchange-Traded Call Option Purchased	887,500	–	–	887,500
Over The Counter (OTC) Call Option Purchased	–	207,835	–	207,835
Over The Counter (OTC) Put Option Purchased	–	523,484	–	523,484
Total Investments in Securities	$302,774,513	$20,360,245	$86,518	$323,221,276
Other Financial Instruments
Net unrealized appreciation on futures contracts	$327,308	$–	$–	$327,308
Swap contracts, at value	–	47,467	–	47,467
Total Other Financial Instruments	$327,308	$47,467	$–	$374,775

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Preferred Stock
Balance as of 10/31/20	$80,255
Realized gain (loss)	–
Changed in unrealized appreciation (depreciation)	6,263
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/21	$86,518

*	Transfers are calculated on the beginning of period values. During the three months ended January 31, 2021, there were no transfers in and out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2021: $6,263.